Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Jan. 21, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Operating Segments		1
Restricted Cash and Cash Equivalents, Total		$ 0	$ 1,000,000
Unrealized Gain (Loss) on Securities		0	0
Amortization of Intangible Assets, Total		151,000	159,000	$ 173,000
Derivative, Gain (Loss) on Derivative, Net, Total		(1,532,000)	(191,000)	341,000
Subsequent Event [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.16
Dividends Payable, Date to be Paid	Mar. 15, 2021
Dividends Payable, Date of Record	Feb. 26, 2021
Estimate of Fair Value Measurement [Member]
Fair Value Hedge Assets		2,629,000	943,000
Core Deposits [Member]
Amortization of Intangible Assets, Total		151,000	$ 159,000	$ 173,000
Finite-Lived Intangible Asset, Expected Amortization, Year One		143,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two		140,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three		139,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four		121,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five		$ 38,000
Ohio State Bancshares Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Benchmark Bancorp, Inc. [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)		20 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)		40 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years